Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

Additional supplemental balance sheet details at December 31 consisted of the following:

	2016	2015
Sundry assets
Deferred taxes (see Note M)	$23.9	$33.3
Assets held for sale (see Note B)	11.0	8.4
Diversified investments associated with stock-based compensation plans (see Note K)	25.0	20.5
Investment in associated companies	7.1	7.1
Pension plan assets (see Note L)	1.1	1.3
Brazilian VAT deposits (see Note S)	12.5	10.3
Net long-term notes receivable	25.1	.4
Other	31.8	35.9
	$137.5	$117.2
Accrued expenses
Litigation contingency accruals (see Note S)	$3.2	$8.1
Wages and commissions payable	76.8	75.1
Workers’ compensation, auto and product liability, medical and disability	48.7	53.9
Sales promotions	35.2	35.1
Liabilities associated with stock-based compensation plans (see Note K)	19.0	29.8
Accrued interest	8.8	8.6
General taxes, excluding income taxes	16.0	16.6
Environmental reserves	3.5	4.2
Other	46.5	55.3
	$257.7	$286.7
Other current liabilities
Dividends payable	$45.4	$43.5
Customer deposits	14.4	12.6
Sales tax payable	5.2	7.3
Derivative financial instruments (see Note R)	4.1	12.2
Liabilities associated with stock-based compensation plans (see Note K)	1.8	1.5
Outstanding checks in excess of book balances	17.8	20.7
Other	5.5	6.1
	$94.2	$103.9
Other long-term liabilities
Liability for pension benefits (see Note L)	$79.6	$83.7
Liabilities associated with stock-based compensation plans (see Note K)	31.2	30.9
Net reserves for tax contingencies	15.1	19.9
Deferred compensation (see Note K)	18.0	17.9
Other	29.1	32.3
	$173.0	$184.7